Intangible Assets - Summary of Intangible Assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 116,208
Ending balance	133,628
Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	131,144
Additions	888
Exchange differences	21,084
Ending balance	153,116
Accumulated Depreciation and Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(14,936)
Amortization charge	(2,079)
Exchange differences	(2,473)
Ending balance	(19,488)
Goodwill
Disclosure Of Intangible Assets [Line Items]
Beginning balance	107,241
Ending balance	124,584
Goodwill | Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	107,241
Exchange differences	17,343
Ending balance	124,584
Capitalized Software
Disclosure Of Intangible Assets [Line Items]
Beginning balance	4,590
Ending balance	4,029
Capitalized Software | Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	14,673
Additions	(24)
Exchange differences	2,369
Ending balance	17,018
Capitalized Software | Accumulated Depreciation and Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(10,083)
Amortization charge	(1,188)
Exchange differences	(1,718)
Ending balance	(12,989)
Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Beginning balance	3,164
Ending balance	3,301
Other Intangible Assets | Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	8,017
Additions	493
Reclassification	112
Exchange differences	1,178
Ending balance	9,800
Other Intangible Assets | Accumulated Depreciation and Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(4,853)
Amortization charge	(891)
Exchange differences	(755)
Ending balance	(6,499)
Ongoing Development Costs
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,213
Ending balance	1,714
Ongoing Development Costs | Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,213
Additions	419
Reclassification	(112)
Exchange differences	194
Ending balance	$ 1,714